Taxes (Details) - Schedule of Provision for Income Tax - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred
Income tax provision	$ 443,582	$ 220,653	$ 15,008
Cayman Islands [Member]
Current
Current income tax provision
Deferred
Deferred income tax provision
China [Member]
Current
Current income tax provision
Deferred
Deferred income tax provision
Hong Kong [Member]
Current
Current income tax provision	443,582	220,653	$ 15,008
Deferred
Deferred income tax provision